Investment Securities (Gross Unrealized Losses And Fair Values Aggregated By Investment Category And Length Of Time In Continuous Unrealized Loss Position) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Less than 12 months Fair Value	$ 1,821,091	$ 2,396,203
Less than 12 months Gross Unrealized Losses	(44,501)	(37,453)
12 months or more Fair Value	170,536	526,262
12 months or more Gross Unrealized Losses	(17,506)	(40,898)
Total Fair Value	1,991,627	2,922,465
Total Gross Unrealized Losses	(62,007)	(78,351)
Debt Securities [Member] | US Treasury And Government [Member] | US Treasury And Agency Obligations [Member]
Less than 12 months Fair Value	141,766	301,843
Less than 12 months Gross Unrealized Losses	(615)	(2,425)
12 months or more Fair Value	0	2,970
12 months or more Gross Unrealized Losses	0	(109)
Total Fair Value	141,766	304,813
Total Gross Unrealized Losses	(615)	(2,534)
Debt Securities [Member] | US Treasury And Government [Member] | Mortgage-Backed Securities [Member]
Less than 12 months Fair Value	110,358	823,365
Less than 12 months Gross Unrealized Losses	(1,054)	(11,005)
12 months or more Fair Value	5,557	6,834
12 months or more Gross Unrealized Losses	(119)	(323)
Total Fair Value	115,915	830,199
Total Gross Unrealized Losses	(1,173)	(11,328)
Debt Securities [Member] | Tax-Exempt Municipal Securities [Member]
Less than 12 months Fair Value	1,168,221	598,520
Less than 12 months Gross Unrealized Losses	(33,218)	(14,286)
12 months or more Fair Value	97,809	198,327
12 months or more Gross Unrealized Losses	(10,401)	(9,131)
Total Fair Value	1,266,030	796,847
Total Gross Unrealized Losses	(43,619)	(23,417)
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Less than 12 months Fair Value	0	1,771
Less than 12 months Gross Unrealized Losses	0	(5)
12 months or more Fair Value	32,671	73,178
12 months or more Gross Unrealized Losses	(2,675)	(10,994)
Total Fair Value	32,671	74,949
Total Gross Unrealized Losses	(2,675)	(10,999)
Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Less than 12 months Fair Value	0	31,941
Less than 12 months Gross Unrealized Losses	0	(359)
12 months or more Fair Value	2,752	142,944
12 months or more Gross Unrealized Losses	(171)	(8,281)
Total Fair Value	2,752	174,885
Total Gross Unrealized Losses	(171)	(8,640)
Debt Securities [Member] | Asset-Backed Securities [Member]
Less than 12 months Fair Value	17,069	1,930
Less than 12 months Gross Unrealized Losses	(42)	(19)
12 months or more Fair Value	283	2,179
12 months or more Gross Unrealized Losses	(2)	(88)
Total Fair Value	17,352	4,109
Total Gross Unrealized Losses	(44)	(107)
Debt Securities [Member] | Corporate Debt Securities [Member]
Less than 12 months Fair Value	383,677	636,833
Less than 12 months Gross Unrealized Losses	(9,572)	(9,354)
12 months or more Fair Value	31,464	99,830
12 months or more Gross Unrealized Losses	(4,138)	(11,972)
Total Fair Value	415,141	736,663
Total Gross Unrealized Losses	$ (13,710)	$ (21,326)